Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2015-1

Collection Period	09/01/16-09/30/16
Determination Date	10/10/2016
Distribution Date	10/17/2016

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-189212-07.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$526,805,438.67
2.	Collections allocable to Principal		$18,799,982.33
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,206,007.32
5.	Pool Balance on the close of the last day of the related Collection Period		$506,799,449.02
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		38,562
7.	Initial Pool Balance		$1,000,000,003.15
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2 Note Balance	$32,805,438.65	$12,799,449.00
	c. Class A-3 Note Balance	$319,000,000.00	$319,000,000.00
	d. Class A-4 Note Balance	$115,000,000.00	$115,000,000.00
	e. Class B Note Balance	$22,500,000.00	$22,500,000.00
	f. Class C Note Balance	$18,500,000.00	$18,500,000.00
	g. Class D Note Balance	$14,000,000.00	$14,000,000.00
	h. Note Balance (sum a - g)	$521,805,438.65	$501,799,449.00
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2 Note Pool Factor	0.1025170	0.0399983
	c. Class A-3 Note Pool Factor	1.0000000	1.0000000
	d. Class A-4 Note Pool Factor	1.0000000	1.0000000
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.5218054	0.5017994
10.	Overcollateralization Target Amount		$5,000,000.02
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$5,000,000.02
12.	Weighted Average Coupon	%	6.88%
13.	Weighted Average Original Term (months)	months	65.86
14.	Weighted Average Remaining Term (months)	months	43.57
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$3,109,189.26
	b. Liquidation Proceeds allocable to Finance Charge		$2,589.44
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$3,111,778.70
16.	Principal:
	a. Collections allocable to Principal		$18,799,982.33
	b. Liquidation Proceeds allocable to Principal		$479,888.32
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$19,279,870.65

17.	Total Finance Charge and Principal Collections (15d + 16d)	$22,391,649.35
18.	Interest Income from Collection Account	$5,240.05
19.	Simple Interest Advances	$0.00
20.	Available Collections (Ln17 + 18 + 19)	$22,396,889.40
Available Funds
21.	Available Collections	$22,396,889.40
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$22,396,889.40
Application of Available Funds
24.	Servicing Fee
	a. Monthly Servicing Fee	$439,004.53
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$439,004.53
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)
	a. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	b. Amount Paid	$0.00
	c. Shortfall Amount (a - b)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2 Monthly Interest	$24,057.32
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$24,057.32
	i. Class A-3 Monthly Interest	$366,850.00
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$366,850.00
	m. Class A-4 Monthly Interest	$175,375.00
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	p. Total Class A-4 Note Interest (sum m - o)	$175,375.00
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$40,687.50
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$40,687.50
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$37,925.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$37,925.00
32.	Tertiary Principal Distributable Amount	$1,005,989.63

33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$36,750.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$36,750.00
34.	Quaternary Principal Distributable Amount	$14,000,000.00
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$16,126,638.98
36.	Reserve Account Deficiency	$0.00
37.	Regular Principal Distributable Amount	$5,000,000.02
38.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00
39.	Additional Servicing Fees, if any	$0.00
40.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any	$0.00
Collection Account Activity
41.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$3,111,778.70
	b. Total Daily Deposits of Principal Collections	$19,279,870.65
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$5,240.05
	e. Total Deposits to Collection Account (sum a - d)	$22,396,889.40
42.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$439,004.53
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$20,687,634.47
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,270,250.40
	f. Total Withdrawals from Collection Account (sum a - e)	$22,396,889.40
Note Payment Account Activity
43.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2 Interest Distribution	$24,057.32
	c. Class A-3 Interest Distribution	$366,850.00
	d. Class A-4 Interest Distribution	$175,375.00
	e. Class B Interest Distribution	$40,687.50
	f. Class C Interest Distribution	$37,925.00
	g. Class D Interest Distribution	$36,750.00
	h. Class A-1 Principal Distribution	$0.00
	i. Class A-2 Principal Distribution	$20,005,989.65
	j. Class A-3 Principal Distribution	$0.00
	k. Class A-4 Principal Distribution	$0.00
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$20,687,634.47
44.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2 Distribution	$20,030,046.97
	c. Class A-3 Distribution	$366,850.00
	d. Class A-4 Distribution	$175,375.00
	e. Class B Distribution	$40,687.50
	f. Class C Distribution	$37,925.00
	g. Class D Distribution	$36,750.00
	h. Total Withdrawals from Note Payment Account (sum a - g)	$20,687,634.47

Certificate Payment Account Activity
45.	Deposits
	a. Excess Collections	$1,270,250.40
	b. Reserve Account surplus (Ln 55)	$680.69
	c. Total Deposits to Certificate Payment Account (sum a - b)	$1,270,931.09
46.	Withdrawals
	a. Certificateholder Distribution	$1,270,931.09
	b. Total Withdrawals from Certificate Payment Account	$1,270,931.09
Required Reserve Account Amount
47.	Lesser of: (a or b)
	a. $2,500,000.01	$2,500,000.01
	b. Note Balance	$501,799,449.00
48.	Required Reserve Account Amount	$2,500,000.01
Reserve Account Reconciliation
49.	Beginning Balance (as of end of preceding Distribution Date)	$2,500,000.01
50.	Investment Earnings	$680.69
51.	Reserve Account Draw Amount	$0.00
52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)	$2,500,680.70
53.	Deposit from Available Funds (Ln 42d)	$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist	$680.69
56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)	$2,500,000.01
57.	Reserve Account Deficiency (Ln48 - Ln56)	$0.00
Instructions to the Trustee
58.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
59.	Amount to be paid to Servicer from the Collection Account	$439,004.53
60.	Amount to be deposited from the Collection Account into the Note Payment Account	$20,687,634.47
61.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$1,270,250.40
62.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
63.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$680.69
64.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
65.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$20,030,046.97
66.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$366,850.00
67.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$175,375.00
68.	Amount to be paid to Class B Noteholders from the Note Payment Account	$40,687.50
69.	Amount to be paid to Class C Noteholders from the Note Payment Account	$37,925.00
70.	Amount to be paid to Class D Noteholders from the Note Payment Account	$36,750.00
71.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$1,270,931.09

Delinquency Activity
		Number of Loans	Principal Balance
72.	Delinquency Analysis
	a. 31 to 60 days past due	803	$12,064,151.32
	b. 61 to 90 days past due	350	$5,234,494.89
	c. 91 to 120 days past due	129	$1,779,502.54
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,282	$19,078,148.75
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 72e / Ln 5)%		3.7644%

Current Collection Period Credit Loss Activity
		Number of Loans	Principal Balance

73.	Defaulted Receivables (charge-offs)	78	$1,206,007.32
74.	Liquidation Proceeds (recoveries)	204	$482,477.76
75.	Net Losses (Ln 73 - Ln 74)		$723,529.56
76.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 75 / Ln 1)%		0.1373%

Cumulative Credit Loss Activity
		Number of Loans	Principal Balance

77.	Defaulted Receivables (charge-offs)	1,226	$18,981,200.21
78.	Liquidation Proceeds (recoveries)	1,038	$8,459,655.71
79.	Cumulative Net Losses (Ln 77 - Ln 78)		$10,521,544.50
80.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 79 / Ln 7)%		1.0522%
81.	Average Net Loss on Defaulted Receivables		$8,582.01

Servicer Covenant
82.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$2,963,608,000.00
83.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on October 10, 2016.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer